Financial Instruments (Details 1) - $ / shares		1 Months Ended	12 Months Ended
		Nov. 23, 2018	Dec. 31, 2018
Financial Instruments
The price of the ADS as of the valuation date		7.46	3.25
The exercise price of the option	[1]	$ 7	$ 7
The option contractual term		1 year	1 year
The expected volatility of the price of the ADS		9130.00%	9930.00%
The risk-free interest rate for the option contractual term		267.00%	262.00%
The expected dividends over the option's expected term		0.00%	0.00%

[1]	The lower of $7.00 or 95% of the lowest daily VWAP during the five consecutive trading days immediately preceding the conversion date.